Internal-Use Software	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
SayMedia, Inc [Member]
Internal-Use Software

3. Internal-Use Software

The balance of internal-use software consisted of the following as of September 30, 2018 and December 31, 2017:

	2018	2017
Internal-use software	$8,900,743	$7,699,792
Less accumulated amortization	(7,277,301)	(6,213,883)
Internal-use software, net	$1,623,442	$1,485,909

During the nine months ended September 30, 2018 and 2017, the Company capitalized $1,200,951 and $1,344,034, respectively, of internal-use software costs, and recorded amortization expense associated with previously capitalized internal-use software costs of $1,063,418 and $810,824, respectively, which has been recorded in cost of revenue, research and development and general and administrative costs, as appropriate, in the condensed consolidated statements of operations and comprehensive income (loss).

3. Internal-Use Software

The balance of internal-use software consisted of the following as of December 31:

	2017	2016

Internal-use software	$7,699,792	$5,867,534
Less: accumulated amortization	(6,213,883)	(5,074,087)

Internal-Use Software, net	$1,485,909	$793,447